Advances to suppliers net - Movement of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Advances to suppliers, net
Balance at beginning of year	$ 148,617	$ 102,884
Addition to allowance for doubtful accounts	136,966	90,278
Recovery in allowance for doubtful accounts		(50,013)
Translation adjustments	(24,065)	5,468
Balance at end of year	$ 261,518	$ 148,617